UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—4.1%
Ally Auto Receivables Trust, 0.74%, 4/15/16	$1,346,828	$1,348,926
Ally Auto Receivables Trust, 0.97%, 8/17/15	1,790	1,791
Ally Auto Receivables Trust, 0.99%, 11/16/15	497,164	497,787
Ally Auto Receivables Trust, 1.35%, 12/15/15	923,826	926,331
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	426,307	427,351
Cabela’s Master Credit Card Trust, 0.75%, 6/17/19+(a)	1,000,000	1,006,808
CLI Funding LLC, 2.83%, 3/18/28(a)	900,000	880,570
Cronos Containers Program Ltd., 4.21%, 5/18/27(a)	816,667	818,944
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	970,000	1,037,628
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	480,723	483,641
Global SC Finance SRL, 4.11%, 7/19/27(a)	833,333	840,620
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	847,590
Honda Auto Receivables Owner Trust, 0.88%, 9/21/15	423,658	424,421
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	1,000,000	1,005,863
Nissan Auto Receivables Owner Trust, 1.31%, 9/15/16	464,525	464,905
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	775,207
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	888,769	880,178
Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,898,408
Trip Rail Master Funding LLC, 2.66%, 7/15/41+(a)	681,304	698,668

TOTAL ASSET BACKED SECURITIES		15,265,637

COMMERCIAL MORTGAGE BACKED SECURITIES—5.1%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	968,397	1,001,915
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	5,024	5,024
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,023,512
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	2,169,450
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,122,666
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	955,758
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,002,687
CSMC, 5.38%, 2/17/40(a)	910,883	961,418

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—5.1%, continued
CSMC, 5.47%, 9/16/39+(a)	$900,711	$973,169
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	685,147	716,992
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,285,446
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	947,003	992,788
JPMorgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	153,867	155,216
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	1,982,432	2,146,397
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	266,521
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,043,869
Morgan Stanley Capital I, Inc., 5.81%, 8/12/41+	1,000,000	1,089,475
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	1,040,000	1,142,837
RBSCF Trust, 5.95%, 2/16/51+(a)	1,050,000	1,112,027

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		19,167,167

FOREIGN BONDS—1.3%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,117,940
Export Development Canada, 0.88%, 1/30/17	1,500,000	1,497,765
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,007,980

TOTAL FOREIGN BONDS		4,623,685

MUNICIPAL BONDS—3.4%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	335,000	333,650
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	658,908
City of Indianapolis IN, 0.63%, 7/01/14	1,000,000	1,000,210
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,019,200
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,068,420
Findlay City School District, 6.25%, 12/01/37	270,000	273,402
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	527,780
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,121,430
Indianapolis Industry Multifamily Housing Rev., 0.50%, 7/01/14	1,500,000	1,500,165

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.4%, continued
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	$1,500,000	$1,622,805
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	810,000	823,665
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	475,000	475,774
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	330,000	337,913
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	990,000	1,113,473
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	877,568

TOTAL MUNICIPAL BONDS		12,754,363

CORPORATE BONDS—35.7%
AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,105,179
Delphi Corp., 5.00%, 2/15/23	492,000	521,520
Delphi Corp., 6.13%, 5/15/21	150,000	166,875
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	513,750

		2,307,324

BANKS—0.9%
Citigroup, Inc., 4.45%, 1/10/17	500,000	540,013
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,145,015
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	692,418
Wells Fargo & Co., 3.50%, 3/08/22	887,000	905,220

		3,282,666

BEVERAGES—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,128,128

BUILDING PRODUCTS—0.1%
Masco Corp., 6.13%, 10/03/16	500,000	548,750

CAPITAL MARKETS—1.3%
Goldman Sachs Group, Inc., 6.15%, 4/01/18	700,000	800,234
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,706,135
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,265,255
State Street Corp., 7.35%, 6/15/26	1,000,000	1,262,601

		5,034,225

CHEMICALS—0.5%
Methanex Corp., 6.00%, 8/15/15	1,000,000	1,060,064
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	975,871

		2,035,935

COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	566,130

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	$1,000,000	$1,136,134

CONSUMER FINANCE—0.6%
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	536,856
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,063,780
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	515,801

		2,116,437

CONTAINERS & PACKAGING—0.3%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	508,368
Sonoco Products Co., 5.75%, 11/01/40	500,000	558,271

		1,066,639

DIVERSIFIED CONSUMER SERVICES—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	673,278

DIVERSIFIED FINANCIAL SERVICES—1.9%
Bank of America Corp., 1.35%, 11/21/16	1,000,000	1,001,543
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,413,043
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,212,839
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	545,120
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	771,616
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,105,980
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,051,694

		7,101,835

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	830,625
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	487,800
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	566,688
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	608,468

		2,493,581

ELECTRIC UTILITIES—2.2%
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	542,106
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,944,819
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	250,000	249,641
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	497,946
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	884,517

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
ELECTRIC UTILITIES—2.2%, continued
Pennsylvania Electric Co., 5.20%, 4/01/20	$500,000	$546,692
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,288,940
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,049,813
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,300,126

		8,304,600

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	579,008

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	166,814
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	515,988

		682,802

FOOD & STAPLES RETAILING—0.4%
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,402,910

FOOD PRODUCTS—1.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,039,245
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,663,830
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	546,061
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	508,115

		3,757,251

FOOD-RETAIL—0.2%
Koninklijke Ahold NV, 7.82%, 1/02/20	617,341	694,509

GAS UTILITIES—0.5%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	286,267
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,005,973
National Fuel Gas Co., 6.50%, 4/15/18	500,000	573,553

		1,865,793

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	589,872
Mallinckrodt International Finance SA, 3.50%, 4/15/18(a)	500,000	492,530
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	554,010

		1,636,412

HEALTH CARE PROVIDERS & SERVICES—0.7%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,525,970

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
HEALTH CARE PROVIDERS & SERVICES—0.7%, continued
Laboratory Corp of America Holdings, 3.13%, 5/15/16	$500,000	$520,052
McKesson Corp., 6.00%, 3/01/41	474,000	554,936

		2,600,958

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	761,250

HOTELS, RESTAURANTS & LEISURE—0.6%
Brinker International, Inc., 2.60%, 5/15/18	500,000	494,756
Darden Restaurants, Inc., 3.35%, 11/01/22	1,000,000	900,675
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	946,346

		2,341,777

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	519,493

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.9%
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	45,192	43,933
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	796,636	831,243
LS Power Funding Corp., 8.08%, 12/30/16	310,145	329,751
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	435,731	480,101
TransAlta Corp., 4.75%, 1/15/15	500,000	515,002
TransAlta Corp., 6.65%, 5/15/18	500,000	566,399
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	420,438	461,842

		3,228,271

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19(a)	500,000	498,514

INSURANCE—2.5%
American International Group, Inc., 3.80%, 3/22/17	1,000,000	1,069,900
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	771,908
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	823,222
Kemper Corp., 6.00%, 11/30/15	800,000	849,480
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	800,000	856,306
Markel Corp., 3.63%, 3/30/23	400,000	388,929
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	253,606
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,000,353
Progressive Corp., 6.70%, 6/15/37+	500,000	550,000
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	521,875
RLI Corp., 4.88%, 9/15/23	1,000,000	1,008,312
W.R.Berkley Corp., 4.63%, 3/15/22	250,000	262,555

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
INSURANCE—2.5%, continued
W.R.Berkley Corp., 6.15%, 8/15/19	$710,000	$796,443

		9,152,889

IT SERVICES—0.3%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	500,000	507,306
Xerox Corp., 2.75%, 3/15/19	500,000	500,420

		1,007,726

MACHINERY—1.1%
Harsco Corp., 5.75%, 5/15/18	750,000	802,500
Kennametal, Inc., 2.65%, 11/01/19	955,000	935,938
Pall Corp., 5.00%, 6/15/20	500,000	546,945
Snap-On, Inc., 4.25%, 1/15/18	500,000	537,349
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,161,194

		3,983,926

MEDIA—0.9%
Comcast Corp., 4.75%, 3/01/44	500,000	507,517
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,132,333
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,166,071
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	458,988

		3,264,909

METALS & MINING—0.7%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	895,281
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	705,799
Teck Resources Ltd., 3.00%, 3/01/19	500,000	499,957
Xstrata Finance Canada Ltd., 3.60%, 1/15/17(a)	500,000	520,730

		2,621,767

MULTILINE RETAIL—0.4%
Dollar General Corp., 4.13%, 7/15/17	700,000	748,665
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	675,000	800,600

		1,549,265

MULTI-UTILITIES—0.8%
Consumers Energy Co., 6.70%, 9/15/19	750,000	908,209
Puget Energy, Inc., 5.63%, 7/15/22	750,000	854,767
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,180,705

		2,943,681

OIL, GAS & CONSUMABLE FUELS—2.2%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,332,972
Continental Resources, Inc., 4.50%, 4/15/23	200,000	207,134
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	558,000
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	545,810
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,035,797

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
OIL, GAS & CONSUMABLE FUELS—2.2%, continued
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	$619,237	$526,636
Kern River Funding Corp., 6.68%, 7/31/16(a)	557,353	604,187
Merey Sweeny LP, 8.85%, 12/18/19(a)	580,667	658,517
Newfield Exploration Co., 7.13%, 5/15/18	500,000	515,000
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	551,526
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	448,000	477,120
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,038,717

		8,051,416

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	817,101
PH Glatfelter Co., 5.38%, 10/15/20	500,000	515,000

		1,332,101

PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18	500,000	495,835

PROFESSIONAL SERVICES—0.9%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	256,155
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	999,277
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,137,367
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,065,295

		3,458,094

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.6%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,296,539
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	686,121
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	784,597
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	246,690
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,007,566
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	779,922
ProLogis LP, 6.13%, 12/01/16	1,000,000	1,119,627

		5,921,062

ROAD & RAIL—1.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,145,959
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	797,296	911,660
CSX Transportation, Inc., 8.38%, 10/15/14	398,572	414,516
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,077,867
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,030,581

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
ROAD & RAIL—1.9%, continued
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	$500,000	$471,659
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,061,467
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,037,791

		7,151,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	589,262
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,172,450
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	473,985
Xilinx, Inc., 2.13%, 3/15/19	500,000	494,041

		2,729,738

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	513,888

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	416,961
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	518,125
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	984,095
Staples, Inc., 2.75%, 1/12/18	580,000	586,483

		2,505,664

SUPRANATIONAL—3.4%
African Development Bank, 0.75%, 10/18/16	1,000,000	997,680
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	502,242
Inter-American Development Bank, 4.38%, 1/24/44	1,500,000	1,547,585
International Bank for Reconstruction & Development, 0.18%, 7/22/15+	500,000	499,343
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	1,000,602
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,241,111
International Finance Corp., 0.63%, 11/15/16	2,000,000	1,989,552
International Finance Corp., 2.25%, 4/28/14	1,000,000	1,001,407
International Finance Facility for Immunisation, 0.43%, 7/05/16+(a)	2,000,000	1,999,547

		12,779,069

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	525,873
Seagate HDD Cayman, 3.75%, 11/15/18(a)	250,000	257,500

		783,373

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.7%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Hanesbrands, Inc., 6.38%, 12/15/20	$745,000	$813,913

UTILITIES—1.0%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	284,495	288,635
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	617,585	646,500
Salton Sea Funding Corp., 7.48%, 11/30/18	697,790	715,470
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	493,748
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	736,336	776,444
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	836,993

		3,757,790

TOTAL CORPORATE BONDS		133,182,216

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,342,197
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,233,402
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	1,307,500	1,316,140

TOTAL CORPORATE NOTES		3,891,739

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—45.2%
FEDERAL FARM CREDIT BANK —0.6%
4.88%, 12/16/15	2,000,000	2,153,052

FEDERAL HOME LOAN BANK —3.1%
3.38%, 6/12/20	1,000,000	1,067,178
5.00%, 11/17/17	2,000,000	2,268,042
5.50%, 7/15/36	6,570,000	8,024,072

		11,359,292

FEDERAL HOME LOAN MORTGAGE CORP. —20.6%
1.25%, 10/02/19	2,710,000	2,595,660
1.38%, 5/01/20	4,000,000	3,811,716
2.36%, 5/01/34+	242,528	255,542
2.36%, 5/01/34+	126,942	133,754
2.38%, 1/13/22	6,460,000	6,327,486
2.50%, 10/01/27	1,659,778	1,660,678
3.00%, 11/01/32	1,818,497	1,823,334
3.00%, 11/01/32	2,718,903	2,726,134
3.00%, 5/01/43	2,887,412	2,787,629
3.50%, 10/01/41	1,488,208	1,496,814
3.50%, 2/01/42	2,183,494	2,196,121
3.50%, 6/01/42	2,379,510	2,393,270

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—45.2%, continued
FEDERAL HOME LOAN MORTGAGE CORP. —20.6%, continued
3.50%, 6/01/42	$2,386,218	$2,400,017
3.50%, 8/01/42	2,634,916	2,650,154
3.75%, 3/27/19	3,020,000	3,294,074
4.00%, 11/01/24	1,315,721	1,393,321
4.00%, 10/01/25	550,865	583,435
4.00%, 10/01/41	1,482,492	1,538,661
4.00%, 2/01/42	872,918	905,961
4.50%, 6/01/18	219,921	232,527
4.50%, 10/01/35	662,498	707,384
4.50%, 6/01/39	978,461	1,043,580
4.50%, 7/01/39	1,113,043	1,186,988
4.50%, 11/01/39	1,097,155	1,170,107
4.50%, 9/01/40	1,491,065	1,590,513
4.50%, 5/01/41	2,867,110	3,058,238
4.88%, 6/13/18	6,200,000	7,054,434
5.00%, 4/01/19	148,082	157,065
5.00%, 12/01/21	284,487	307,028
5.00%, 7/01/35	291,750	317,296
5.00%, 3/01/38	1,080,703	1,172,797
5.00%, 6/01/39	1,608,159	1,746,200
5.00%, 9/01/41	1,553,967	1,708,395
5.50%, 7/18/16	3,500,000	3,894,411
5.50%, 4/01/22	159,117	173,157
5.50%, 11/01/33	109,070	120,344
5.50%, 3/01/36	161,756	178,123
5.50%, 6/01/36	261,417	287,842
5.50%, 12/01/36	247,113	271,259
6.00%, 9/01/17	130,392	136,806
6.00%, 4/01/27	379,897	421,954
6.00%, 6/01/36	223,734	250,588
6.00%, 8/01/37	149,432	165,749
6.25%, 7/15/32	6,000,000	8,008,644
7.00%, 2/01/30	154,771	172,519
7.00%, 3/01/31	128,100	148,564
7.50%, 7/01/30	273,817	313,395

		76,969,668

FEDERAL NATIONAL MORTGAGE ASSOCIATION —19.8%
1.13%, 4/27/17	2,000,000	2,010,030
1.63%, 10/26/15	3,600,000	3,673,714
1.82%, 2/01/34+	175,741	177,923
2.26%, 1/01/23	2,000,000	1,890,748
2.33%, 5/01/34+	179,194	190,851
2.39%, 6/01/33+	79,214	81,795
2.45%, 5/01/37+	286,621	306,799
2.50%, 9/01/27	2,099,963	2,105,382
2.50%, 11/01/27	2,930,957	2,941,716
2.50%, 1/01/28	1,965,016	1,965,469
3.00%, 12/01/32	2,734,164	2,729,564
3.00%, 6/01/42	2,893,973	2,796,852
3.00%, 8/01/42	2,637,632	2,549,113
3.00%, 8/01/42	2,606,620	2,519,142
3.50%, 7/01/20	723,079	761,185
3.50%, 10/01/25	514,576	539,843
3.50%, 2/01/41	1,769,289	1,781,258

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—45.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION —19.8%, continued
4.00%, 3/01/26	$1,725,982	$1,829,144
4.00%, 12/01/40	1,918,752	1,994,392
4.00%, 1/01/41	1,380,185	1,434,626
4.00%, 10/01/41	1,259,549	1,309,593
4.00%, 11/01/41	1,148,144	1,193,785
4.00%, 12/01/41	2,989,007	3,107,593
4.00%, 12/01/41	1,584,392	1,647,446
4.00%, 1/01/42	3,013,658	3,139,164
4.38%, 10/15/15	4,700,000	4,992,556
4.50%, 9/01/40	973,761	1,039,600
4.50%, 10/01/40	998,340	1,065,760
5.00%, 4/15/15	5,500,000	5,773,900
5.00%, 2/13/17	1,800,000	2,008,919
5.00%, 7/01/18	144,553	153,766
5.00%, 9/01/18	202,906	215,841
5.00%, 4/01/25	299,507	326,160
5.00%, 7/01/25	236,075	256,971
5.00%, 10/01/25	300,469	327,176
5.00%, 10/01/35	415,868	453,374
5.50%, 6/01/22	258,982	281,704
5.50%, 11/01/25	92	103
5.50%, 2/01/34	164,418	182,803
5.50%, 1/01/35	294,292	326,907
5.50%, 10/01/35	450,700	500,180
5.50%, 6/01/36	118,117	130,533
5.50%, 11/01/36	240,116	264,683
5.63%, 7/15/37	6,000,000	7,534,308
6.00%, 10/01/33	102,458	115,201
6.00%, 11/01/34	366,930	412,664
6.00%, 10/01/35	218,902	246,175
6.00%, 6/01/36	143,889	160,002
6.63%, 11/15/30	1,750,000	2,404,650
7.00%, 7/01/15	795	797
7.00%, 11/01/19	26,522	28,637
7.00%, 11/01/19	17,022	18,286
8.50%, 9/01/26	94,589	106,497

		74,005,280

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —0.1%
1.63%, 1/20/34+	103,790	107,898
5.50%, 10/20/38	120,540	128,775
6.50%, 11/20/38	40,581	43,128
6.75%, 4/15/16	13,212	13,594
7.00%, 12/20/30	41,099	47,375
7.00%, 10/20/31	29,735	34,104
7.00%, 3/20/32	100,490	119,232

		494,106

OVERSEAS PRIVATE INVESTMENT CORP. —0.5%
3.54%, 6/15/30	955,884	977,541
3.82%, 6/01/33	1,000,000	1,018,310

		1,995,851

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—45.2%, continued
SMALL BUSINESS ADMINISTRATION —0.1%
0.60%, 2/25/32+	$441,964	$439,832

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT —0.4%
1.80%, 8/01/14	1,440,000	1,447,884

TOTAL U.S. GOVERNMENT AGENCIES		168,864,965

	SHARES	FAIR VALUE
INVESTMENT COMPANY—1.1%
MUTUAL FUND—1.1%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	4,046,096

TOTAL INVESTMENTS (Cost* $352,908,663)—96.9%		$361,795,868
Other assets in excess of liabilities — 3.1%		11,596,382

NET ASSETS—100%		$373,392,250

+	Variable rate security. Rates presented are the rates in effect at March 31, 2014.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2014, these securities were valued at $36,068,825 or 9.7% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$1,340,000	$1,340,000	12/13/2012
	1.50%	12/15/2014	802,500	802,500	12/30/2009
	1.50%	12/15/2014	250,000	250,000	8/5/2010
	1.50%	12/15/2014	175,000	175,000	9/12/2011
	1.50%	12/15/2016	1,307,500	1,307,500	12/13/2013

At March 31, 2014, these securities had an aggregate market value of $3,891,739, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

CIFG	—	CDC IXIS Financial Guaranty
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%
AUSTRALIA—5.9%
BANKS—2.5%
Australia & New Zealand Banking Group Ltd.	6,107	$187,869
Australia & New Zealand Banking Group Ltd.- ADR	36,061	1,101,664
Commonwealth Bank of Australia	3,955	284,719
Commonwealth Bank of Australia- ADR	613	44,148
National Australia Bank Ltd.	4,644	153,113
National Australia Bank Ltd.- ADR	57,186	935,563
Westpac Banking Corp.	4,051	130,250
Westpac Banking Corp.- ADR	43,855	1,405,991

		4,243,317

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	192,418
CSL Ltd.- ADR	6,332	203,574

		395,992

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	436	23,510
Macquarie Group Ltd.- ADR	2,747	146,690

		170,200

CHEMICALS—0.3%
Orica Ltd.	19,480	396,380

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	32,310
Amcor Ltd.- ADR	3,500	135,555

		167,865

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	40,775
Telstra Corp. Ltd.- ADR	10,910	256,494

		297,269

FOOD & STAPLES RETAILING—0.2%
Wesfarmers Ltd.	7,898	302,616

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	552,320

METALS & MINING—1.4%
Alumina Ltd.- ADR (a)	41,858	185,849
BHP Billiton Ltd.- ADR	29,852	2,023,070
Newcrest Mining Ltd.- ADR (a)	9,928	88,955

		2,297,874

OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	43,674	580,077
Woodside Petroleum Ltd.	3,151	114,096
Woodside Petroleum Ltd.- ADR	5,235	189,245

		883,418

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Shopping Centres Australasia Property Group REIT	1	2
Westfield Group REIT	20,433	194,629

		194,631

TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	1,801

		9,903,683

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG	757	$25,897
Erste Group Bank AG- ADR	12,078	207,862

		233,759

BELGIUM—0.4%
FOOD & STAPLES RETAILING—0.4%
Colruyt SA	2,958	163,059
Delhaize Group SA	1,156	84,541
Delhaize Group SA- ADR	5,575	405,135

		652,735

		652,735

BRAZIL—2.4%
BANKS—0.4%
Banco Bradesco SA- ADR	29,175	398,822
Itau Unibanco Holding SA- ADR	23,743	352,821

		751,643

BEVERAGES—0.2%
AMBEV SA- ADR	51,940	384,875

CHEMICALS—0.1%
Braskem SA- ADR (a)	7,600	118,712

ELECTRIC UTILITIES—0.1%
Cia Energetica de Minas Gerais- ADR	18,991	129,139

FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar- ADR	5,510	241,118

FOOD PRODUCTS—0.2%
BRF SA- ADR	16,910	337,862

METALS & MINING—0.6%
Cia Siderurgica Nacional SA- ADR	57,569	251,001
Gerdau SA- ADR	26,820	171,916
Vale SA- ADR	39,675	548,705

		971,622

OIL, GAS & CONSUMABLE FUELS—0.5%
Petroleo Brasileiro SA- ADR	47,557	625,375
Ultrapar Participacoes SA- ADR	12,325	296,909

		922,284

WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	249,742

		4,106,997

CANADA—7.4%
AUTO COMPONENTS—0.3%
Magna International, Inc.	5,715	550,412

BANKS—2.0%
Bank of Montreal	7,625	510,952
Bank of Nova Scotia	12,310	714,226
Canadian Imperial Bank of Commerce	5,717	492,748
Royal Bank of Canada	13,414	885,190

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CANADA—7.4%, continued
BANKS—2.0%, continued
Toronto-Dominion Bank	18,236	$856,180

		3,459,296

CHEMICALS—0.7%
Agrium, Inc.	3,522	343,465
Methanex Corp.	7,953	508,515
Potash Corp of Saskatchewan, Inc.	10,495	380,129

		1,232,109

HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	8,185	452,712

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
TransAlta Corp.	9,461	110,126

INSURANCE—0.4%
Manulife Financial Corp.	17,556	339,006
Sun Life Financial, Inc.	9,109	315,445

		654,451

MEDIA—0.2%
Shaw Communications, Inc., Class B	12,864	307,450

METALS & MINING—0.5%
Barrick Gold Corp.	13,544	241,489
Goldcorp, Inc.	12,174	298,020
Teck Resources Ltd., Class B	16,007	347,032

		886,541

OIL, GAS & CONSUMABLE FUELS—1.7%
Advantage Oil & Gas Ltd. (a)	18,950	93,424
Canadian Natural Resources Ltd.	15,131	580,576
Cenovus Energy, Inc.	12,145	351,719
Enbridge, Inc.	16,308	742,177
Encana Corp.	15,181	324,570
Suncor Energy, Inc.	16,176	565,513
Talisman Energy, Inc.	19,045	190,069

		2,848,048

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	472,103

ROAD & RAIL—0.9%
Canadian National Railway Co.	12,210	686,446
Canadian Pacific Railway Ltd.	5,165	776,971

		1,463,417

		12,436,665

CHILE—0.5%
AIRLINES—0.2%
Latam Airlines Group SA- ADR	26,658	401,203

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	142,464

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CHILE—0.5%, continued
CHEMICALS—0.2%
Sociedad Quimica y Minera de Chile SA- ADR	8,470	$268,838

		812,505

CHINA—2.6%
AIRLINES—0.1%
China Southern Airlines Co. Ltd.- ADR	5,546	90,954

BANKS—0.4%
China Construction Bank Corp.- ADR	46,149	646,547

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	7,041	181,447

INSURANCE—0.7%
China Life Insurance Co. Ltd.- ADR	22,204	940,117
Ping An Insurance Group Co. of China Ltd.- ADR	15,855	264,462

		1,204,579

INTERNET SOFTWARE & SERVICES—0.9%
Tencent Holdings Ltd.- ADR	23,026	1,591,097

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	186,145

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Lenovo Group Ltd.- ADR	9,860	217,812

WIRELESS TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	281,718

		4,400,299

COLOMBIA—0.5%
BANKS—0.3%
BanColombia SA- ADR	7,754	437,946

OIL, GAS & CONSUMABLE FUELS—0.2%
Ecopetrol SA- ADR	10,323	421,075

		859,021

DENMARK—0.9%
BANKS—0.1%
Danske Bank A/S	3,457	96,191
Danske Bank A/S- ADR	6,614	92,199

		188,390

PHARMACEUTICALS—0.8%
Novo Nordisk A/S- ADR	28,510	1,301,481

		1,489,871

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FINLAND—0.4%
MACHINERY—0.1%
Kone OYJ, Class B	3,606	$151,410

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	344,403

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Nokia OYJ- ADR (a)	27,613	202,680

		698,493

FRANCE—7.0%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin- ADR	25,215	631,384
Cie Generale des Etablissements Michelin, Class B	1,074	134,266
Valeo SA- ADR	4,352	306,946

		1,072,596

BANKS—1.0%
BNP Paribas SA- ADR	26,450	1,024,144
Credit Agricole SA (a)	5,199	81,938
Credit Agricole SA- ADR (a)	14,211	111,698
Societe Generale SA- ADR	36,300	450,483

		1,668,263

BUILDING PRODUCTS—0.4%
Cie de Saint-Gobain	11,742	708,914

CONSTRUCTION & ENGINEERING—0.4%
Bouygues SA	956	39,836
Vinci SA- ADR	30,694	570,602

		610,438

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	33,561
Lafarge SA- ADR	6,876	134,632

		168,193

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	17,186	252,462
Vivendi SA	9,270	258,011

		510,473

ELECTRICAL EQUIPMENT—0.6%
Legrand SA	17,254	1,071,819

ENERGY EQUIPMENT & SERVICES—0.4%
CGG SA (a)	670	10,738
CGG SA- ADR (a)	7,732	123,712
Technip SA- ADR	21,292	552,740

		687,190

FOOD & STAPLES RETAILING—0.3%
Carrefour SA	1,523	58,916
Carrefour SA- ADR	49,035	377,570

		436,486

FOOD PRODUCTS—0.6%
Danone SA- ADR	70,005	993,371

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	454,435

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FRANCE—7.0%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%, continued
Essilor International SA- ADR	952	$48,133

		502,568

INSURANCE—0.4%
AXA SA- ADR	24,952	648,752

MEDIA—0.4%
Publicis Groupe SA- ADR	26,260	590,325

MULTI-UTILITIES—0.5%
GDF Suez	2,524	69,044
GDF Suez- ADR	17,681	483,399
Veolia Environnement SA	3,865	76,597
Veolia Environnement SA- ADR	8,771	174,367

		803,407

PERSONAL PRODUCTS—0.5%
L’Oreal SA	382	63,022
L’Oreal SA- ADR	25,935	855,596

		918,618

SOFTWARE—0.2%
Dassault Systemes- ADR	3,112	364,322

		11,755,735

GERMANY—6.7%
AIR FREIGHT & LOGISTICS—0.5%
Deutsche Post AG	10,161	377,760
Deutsche Post AG- ADR	14,832	551,751

		929,511

AIRLINES—0.2%
Deutsche Lufthansa AG- ADR (a)	10,201	267,980

AUTOMOBILES—0.7%
Bayerische Motoren Werke AG- ADR	27,692	1,163,341

CAPITAL MARKETS—0.2%
Deutsche Bank AG	9,532	427,320

CHEMICALS—0.9%
BASF SE- ADR	13,580	1,512,540

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	230,083
Deutsche Boerse AG- ADR	15,060	119,576

		349,659

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG- ADR	26,454	429,084

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG & Co. KGaA- ADR	17,810	620,679
Fresenius SE & Co. KGaA	956	150,062

		770,741

INSURANCE—1.0%
Allianz SE- ADR	57,890	975,446
Muenchener Rueckversicherungs AG- ADR	18,890	414,447

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
GERMANY—6.7%, continued
INSURANCE—1.0%, continued
Muenchener Rueckversicherungs Gesellschaft AG	1,682	$367,546

		1,757,439

MULTI-UTILITIES—0.2%
RWE AG	2,125	86,232
RWE AG- ADR	5,585	226,751

		312,983

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,398	1,271,174

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	144,775

SOFTWARE—0.6%
SAP AG- ADR	12,252	996,210

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Adidas AG	1,323	143,055
Adidas AG- ADR	9,964	541,045
Puma SE	285	80,158

		764,258

TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	1,173	217,844

		11,314,859

HONG KONG—2.5%
BANKS—0.2%
BOC Hong Kong Holdings Ltd.	59,500	169,897
BOC Hong Kong Holdings Ltd.- ADR	1,754	99,645

		269,542

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
China Mobile Ltd.- ADR	20,104	916,541
China Unicom Hong Kong Ltd.- ADR	24,284	319,578

		1,236,119

ELECTRIC UTILITIES—0.1%
Cheung Kong Infrastructure Holdings Ltd.	32,000	204,651

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	47,438
Jardine Matheson Holdings Ltd.- ADR	3,618	228,658

		276,096

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
Hang Lung Properties Ltd.	23,000	66,356
Hang Lung Properties Ltd.- ADR	4,159	60,264
Henderson Land Development Co. Ltd.	8,800	51,497
Sun Hung Kai Properties Ltd.	11,000	135,073
Sun Hung Kai Properties Ltd.- ADR	22,014	269,011
Swire Pacific Ltd., Series A	6,500	75,920
Swire Pacific Ltd., Series A- ADR	32,051	374,676
Swire Properties Ltd.	150	428

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
HONG KONG—2.5%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%, continued
Wharf Holdings Ltd.	150,000	$962,053

		1,995,278

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	4,165
Esprit Holdings Ltd.- ADR	4,499	15,072

		19,237

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Li & Fung Ltd.	122,000	180,789
Li & Fung Ltd.- ADR	12,287	35,755

		216,544

		4,217,467

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR	11,582	79,105

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	22,393

		101,498

INDIA—1.7%
BANKS—0.6%
HDFC Bank Ltd.- ADR	16,597	680,975
ICICI Bank Ltd.- ADR	7,885	345,363

		1,026,338

IT SERVICES—0.6%
Infosys Ltd.- ADR	7,688	416,536
Wipro Ltd.- ADR	42,991	576,079

		992,615

METALS & MINING—0.2%
Sesa Sterlite Ltd.- ADR	31,574	392,149

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	476,140

		2,887,242

INDONESIA—0.6%
BANKS—0.2%
PT Bank Mandiri- ADR	49,403	415,973

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero Tbk PT- ADR	11,564	455,275

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	124,484

		995,732

IRELAND—1.0%
CONSTRUCTION MATERIALS—0.3%
CRH plc- ADR	15,719	443,118

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
IRELAND—1.0%, continued
PHARMACEUTICALS—0.3%
Shire plc- ADR	3,634	$539,758

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	57,584
Experian plc- ADR	37,268	673,433

		731,017

		1,713,893

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	10,330	545,837

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	174,215

		720,052

ITALY—1.8%
BANKS—0.5%
Intesa Sanpaolo SpA	59,272	201,121
Intesa Sanpaolo SpA- ADR	5,976	121,851
UniCredit SpA	48,046	439,190

		762,162

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	53,977

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	357,882

OIL, GAS & CONSUMABLE FUELS—0.6%
ENI SpA- ADR	20,775	1,042,282

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	8,604	496,107

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	356,204

		3,068,614

JAPAN—14.2%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	165,012
Bridgestone Corp.- ADR	16,204	286,811
Denso Corp.	5,900	282,942
Denso Corp.- ADR	6,048	145,091

		879,856

AUTOMOBILES—2.0%
Honda Motor Co. Ltd.- ADR	24,950	881,733
Nissan Motor Co. Ltd.- ADR	26,653	476,289
Toyota Motor Corp.- ADR	17,148	1,936,009

		3,294,031

BANKS—1.7%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,044,877
Mizuho Financial Group, Inc.- ADR	132,028	525,471
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,173,373

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—14.2%, continued
BANKS—1.7%, continued
Sumitomo Mitsui Trust Holdings, Inc.	2,980	$13,483
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	178,817

		2,936,021

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	17,358
Asahi Glass Co. Ltd.- ADR	21,219	122,646

		140,004

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	139,012
Daiwa Securities Group, Inc.- ADR	49,678	429,714
Nomura Holdings, Inc.- ADR	53,590	344,584

		913,310

CHEMICALS—0.3%
Nitto Denko Corp.	500	23,977
Nitto Denko Corp.- ADR	11,626	278,559
Shin-Etsu Chemical Co. Ltd.	2,000	114,012
Sumitomo Chemical Co. Ltd.	38,000	140,102

		556,650

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	478,150
Dai Nippon Printing Co. Ltd.- ADR	37	352

		478,502

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	312,655
Obayashi Corp.	55,000	310,034

		622,689

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	32,416
ORIX Corp.- ADR	5,614	395,619

		428,035

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.- ADR	15,032	409,472

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc. (a)	12,600	148,245
Tohoku Electric Power Co., Inc.	9,200	94,612

		242,857

ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	15,436	474,811

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
FUJIFILM Holdings Corp.- ADR	11,626	312,274
Hitachi Ltd.- ADR	2,091	155,361
Hoya Corp.	9,500	297,170
Hoya Corp.- ADR	1,734	54,292
Kyocera Corp.	2,800	126,189
Kyocera Corp.- ADR	3,162	143,081
Murata Manufacturing Co. Ltd.	500	47,260
TDK Corp.	200	8,340
TDK Corp.- ADR	826	34,552

		1,178,519

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—14.2%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	11,800	$257,019

HOUSEHOLD DURABLES—0.8%
Panasonic Corp.	10,700	121,692
Panasonic Corp.- ADR	21,410	244,930
Sekisui House Ltd.	8,000	98,945
Sekisui House Ltd.- ADR	30,149	371,134
Sharp Corp. (a)	10,000	30,454
Sharp Corp.- ADR	17,095	51,456
Sony Corp.- ADR	18,382	351,464

		1,270,075

INSURANCE—0.4%
MS&AD Insurance Group Holdings- ADR	34,266	389,947
Tokio Marine Holdings, Inc.	2,000	59,981
Tokio Marine Holdings, Inc.- ADR	7,354	221,826

		671,754

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	245,781

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	12,089
Fujitsu Ltd.- ADR	1,240	37,567

		49,656

MACHINERY—1.2%
FANUC Corp.	400	70,717
FANUC Corp.- ADR	22,452	666,824
Kubota Corp.- ADR	7,847	521,119
Makita Corp.	600	33,032
Makita Corp.- ADR	4,936	272,566
SMC Corp.	1,900	501,093

		2,065,351

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	42,299

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	147,354
Sumitomo Metal Mining Co. Ltd.	23,000	288,279

		435,633

PERSONAL PRODUCTS—0.3%
Kao Corp.- ADR	4,738	168,815
Shiseido Co. Ltd.	2,100	37,000
Shiseido Co. Ltd.- ADR	15,035	263,864

		469,679

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	13,000	154,343
Astellas Pharma, Inc.- ADR	17,732	263,994
Daiichi Sankyo Co. Ltd.	4,600	77,512
Daiichi Sankyo Co. Ltd.- ADR	1,901	32,127
Takeda Pharmaceutical Co. Ltd.	2,700	127,797
Takeda Pharmaceutical Co. Ltd.- ADR	17,304	410,105

		1,065,878

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd.- ADR	1,547	261,985
Mitsubishi Estate Co. Ltd.	7,000	166,220

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—14.2%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%, continued
Mitsubishi Estate Co. Ltd.- ADR	8,499	$201,341
Mitsui Fudosan Co. Ltd.	11,000	335,590
Sumitomo Realty & Development Co. Ltd.	6,000	234,833

		1,199,969

ROAD & RAIL—0.6%
Central Japan Railway Co.	500	58,406
East Japan Railway Co.	3,590	264,431
East Japan Railway Co.- ADR	29,226	358,895
Keikyu Corp.	37,000	312,004

		993,736

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	31,257
Rohm Co. Ltd.- ADR	2,660	59,238

		90,495

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	176,893

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
Canon, Inc.- ADR	8,797	273,235
Seiko Epson Corp.	600	18,748
Seiko Epson Corp.- ADR	5,156	80,330

		372,313

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	267,028

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	461,749

WIRELESS TELECOMMUNICATION SERVICES—0.7%
KDDI Corp.- ADR	11,212	162,798
NTT DoCoMo, Inc.- ADR	26,591	419,340
Softbank Corp.	6,500	491,194
Softbank Corp.- ADR	2,656	100,689

		1,174,021

		23,864,086

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	3,893	291,975

MEXICO—1.3%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	3,164	333,865

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR (a)	18,068	119,068

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	28,012	353,792

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	262,910

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
MEXICO—1.3%, continued
MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	$368,887

METALS & MINING—0.1%
Fresnillo plc	14,613	205,998

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	263,965

WIRELESS TELECOMMUNICATION SERVICES—0.1%
America Movil SAB de CV, Series L- ADR	12,573	249,951

		2,158,436

NETHERLANDS—3.0%
CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	293,780

DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR (a)	26,118	372,181

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	25,936	482,410

FOOD PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,181,460

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips NV—NY Registry Shares	30,708	1,079,693

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	213,513

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	353,974

MEDIA—0.1%
Wolters Kluwer NV	954	26,895
Wolters Kluwer NV- ADR	7,337	207,402

		234,297

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	2,532	141,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV—NY Registry Shares	4,549	424,695

SOFTWARE—0.2%
Gemalto NV	2,161	251,874

		5,029,206

NORWAY—0.9%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	322,637

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
NORWAY—0.9%, continued
METALS & MINING—0.1%
Norsk Hydro ASA	13,975	$69,582
Norsk Hydro ASA- ADR	13,201	66,533

		136,115

OIL, GAS & CONSUMABLE FUELS—0.6%
Statoil ASA- ADR	36,526	1,030,764

		1,489,516

PORTUGAL—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA- ADR	26,158	111,695

ELECTRIC UTILITIES—0.1%
EDP—Energias de Portugal SA	20,520	95,267
EDP—Energias de Portugal SA- ADR	1,231	57,204

		152,471

		264,166

RUSSIA—1.0%
MEDIA—0.2%
CTC Media, Inc.	28,039	258,239

OIL, GAS & CONSUMABLE FUELS—0.3%
Gazprom OAO- ADR	2,412	18,741
Lukoil OAO- ADR	9,123	510,204

		528,945

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Mobile Telesystems OJSC- ADR	47,756	835,253

		1,622,437

SINGAPORE—2.2%
BANKS—1.4%
DBS Group Holdings Ltd.	10,656	137,292
DBS Group Holdings Ltd.- ADR	18,371	950,516
United Overseas Bank Ltd.	24,187	417,212
United Overseas Bank Ltd.- ADR	22,014	761,024

		2,266,044

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.	71,000	206,377
Singapore Telecommunications Ltd.- ADR	6,886	200,493

		406,870

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.	11,721	101,687
Keppel Corp. Ltd.- ADR	49,775	862,601

		964,288

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	737	669

		3,637,871

SOUTH AFRICA—0.8%
BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	154,010

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SOUTH AFRICA—0.8%, continued
METALS & MINING—0.1%
Impala Platinum Holdings Ltd.- ADR	15,171	$170,825

TRADING COMPANIES & DISTRIBUTORS—0.3%
Barloworld Ltd.	45,286	474,267

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	22,849	469,547

		1,268,649

SOUTH KOREA—2.7%
BANKS—1.6%
KB Financial Group, Inc.- ADR	33,114	1,163,957
Shinhan Financial Group Co. Ltd.- ADR	25,553	1,123,054
Woori Finance Holdings Co. Ltd.- ADR	11,480	397,782

		2,684,793

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	38,311	532,140

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR	42,203	527,538

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	37,733	851,634

		4,596,105

SPAIN—2.4%
BANKS—1.1%
Banco Bilbao Vizcaya Argentaria SA- ADR	64,435	773,864
Banco Santander SA- ADR	116,415	1,115,256

		1,889,120

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	32,722	516,680

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	15,225	428,127

METALS & MINING—0.2%
Acerinox SA	16,589	266,675

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	19,040	487,215

SPECIALTY RETAIL—0.3%
Inditex SA	3,528	529,303

		4,117,120

SWEDEN—3.0%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM Ericsson- ADR	48,767	650,064

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SWEDEN—3.0%, continued
CONSTRUCTION & ENGINEERING—0.5%
Skanska AB, Class B	37,142	$875,563

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA, Class B	12,219	359,863

MACHINERY—1.2%
Alfa Laval AB	23,419	634,384
Atlas Copco AB- ADR	18,292	527,907
Atlas Copco AB, Class A	8,922	257,567
Sandvik AB	19,176	271,228
Sandvik AB- ADR	20,116	284,641

		1,975,727

METALS & MINING—0.2%
Boliden AB	22,985	350,028

OIL, GAS & CONSUMABLE FUELS—0.1%
Lundin Petroleum AB (a)	7,186	147,928

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	136,268
Hennes & Mauritz AB- ADR	65,360	554,906

		691,174

		5,050,347

SWITZERLAND—7.3%
CAPITAL MARKETS—1.1%
Credit Suisse Group AG- ADR (a)	13,001	420,972
Julius Baer Group Ltd. (a)	9,537	423,546
UBS AG (a)	46,462	962,693

		1,807,211

CHEMICALS—0.7%
Syngenta AG- ADR	15,780	1,195,808

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Swisscom AG- ADR	7,140	438,682

ELECTRICAL EQUIPMENT—0.8%
ABB Ltd.- ADR (a)	52,187	1,345,903

FOOD PRODUCTS—0.1%
Barry Callebaut AG (a)	110	148,347

INSURANCE—0.9%
Swiss Re AG (a)	3,563	330,697
Zurich Insurance Group AG- ADR (a)	38,640	1,187,794

		1,518,491

MACHINERY—0.1%
Schindler Holding AG	1,587	233,093

PHARMACEUTICALS—2.9%
Novartis AG- ADR	27,800	2,363,556
Roche Holding AG- ADR	66,520	2,509,134

		4,872,690

PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	2,237	186,177

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SWITZERLAND—7.3%, continued
PROFESSIONAL SERVICES—0.1%, continued
Adecco SA- ADR	1,206	$50,242

		236,419

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	155,362

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	30,597
Wolseley plc- ADR	63,056	363,202

		393,799

		12,345,805

TAIWAN—2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Chunghwa Telecom Co. Ltd.- ADR	23,570	723,128

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR (a)	36,833	128,179

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	563,597
Siliconware Precision Industries Co.- ADR	79,145	526,314
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,694,833
United Microelectronics Corp.- ADR	191,039	397,361

		3,182,105

		4,033,412

TURKEY—0.2%
BANKS—0.1%
Turkiye Garanti Bankasi AS- ADR	59,610	203,270

WIRELESS TELECOMMUNICATION SERVICES—0.1%
Turkcell Iletisim Hizmetleri AS- ADR (a)	15,631	215,239

		418,509

UNITED KINGDOM—12.7%
BANKS—1.9%
Barclays plc- ADR	29,605	464,798
HSBC Holdings plc- ADR	35,841	1,821,798
Lloyds Banking Group plc- ADR (a)	72,585	369,458
Standard Chartered plc	26,352	551,037

		3,207,091

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	6,651
Man Group plc- ADR	7,608	12,413

		19,064

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	538,511

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	73,066
SSE plc- ADR	26,274	649,230

		722,296

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—12.7%, continued
ENERGY EQUIPMENT & SERVICES—0.4%
AMEC plc	26,726	$500,542
Subsea 7 SA	2,434	45,171
Subsea 7 SA- ADR	3,305	61,175

		606,888

FOOD & STAPLES RETAILING—0.6%
J Sainsbury plc	4,806	25,344
J Sainsbury plc- ADR	18,741	401,995
Tesco plc- ADR	21,154	315,829
WM Morrison Supermarkets plc	29,374	104,446
WM Morrison Supermarkets plc- ADR	8,054	144,006

		991,620

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	64,275
Smith & Nephew plc- ADR	6,874	525,724

		589,999

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc	2,388	36,462
Compass Group plc- ADR	50,014	765,714
InterContinental Hotels Group plc- ADR	12,377	401,015

		1,203,191

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	262,115
Reckitt Benckiser Group plc- ADR	49,075	808,756

		1,070,871

INSURANCE—0.8%
Aviva plc	30,794	245,696
Aviva plc- ADR	6,116	97,978
Prudential plc- ADR	22,297	948,514

		1,292,188

MEDIA—1.2%
British Sky Broadcasting Group plc	3,176	48,342
British Sky Broadcasting Group plc- ADR	6,005	368,107
Pearson plc- ADR	23,760	423,166
Reed Elsevier plc- ADR	7,992	491,028
WPP plc- ADR	6,767	697,542

		2,028,185

METALS & MINING—0.6%
Antofagasta plc	3,335	46,529
Antofagasta plc- ADR	3,393	94,359
BHP Billiton plc	30,582	944,332

		1,085,220

MULTILINE RETAIL—0.3%
Marks & Spencer Group plc	10,719	80,692
Marks & Spencer Group plc- ADR	17,019	256,357
Next plc	1,607	176,851

		513,900

MULTI-UTILITIES—0.7%
National Grid plc- ADR	16,304	1,120,737

OIL, GAS & CONSUMABLE FUELS—0.6%
BG Group plc	6,208	115,899
BG Group plc- ADR	37,740	697,813
Tullow Oil plc	6,601	82,492

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—12.7%, continued
OIL, GAS & CONSUMABLE FUELS—0.6%, continued
Tullow Oil plc- ADR	15,976	$99,690

		995,894

PHARMACEUTICALS—1.5%
AstraZeneca plc- ADR	15,840	1,027,699
GlaxoSmithKline plc- ADR	27,908	1,491,125

		2,518,824

PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	219,968

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	273,558

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ARM Holdings plc- ADR	8,551	435,844

SOFTWARE—0.2%
Sage Group plc	33,781	235,617
Sage Group plc- ADR	2,320	64,844

		300,461

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	412,487

WATER UTILITIES—0.3%
Severn Trent plc	6,683	203,346
United Utilities Group plc	2,386	31,386
United Utilities Group plc- ADR	12,883	337,792

		572,524

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc- ADR	19,655	723,501

		21,442,822

UNITED STATES—0.7%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp. (a)	3,636	162,747

HOTELS, RESTAURANTS & LEISURE—0.1%
Carnival plc- ADR	4,671	179,179

MEDIA—0.1%
Thomson Reuters Corp.	5,573	190,597

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR (a)	21,356	192,845

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED STATES—0.7%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Office Properties, Inc.	24,368	$471,521

		1,196,889

TOTAL COMMON STOCKS		165,196,471

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	$343,562
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	608,914
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	656,000	660,335

TOTAL CORPORATE NOTES		1,612,811

TOTAL INVESTMENTS (Cost* $140,817,323)—99.1%		$166,809,282
Other assets in excess of liabilities — 0.9%		1,575,629

NET ASSETS—100%		$168,384,911

+	Variable rate security. Rates presented are the rates in effect at March 31, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$343,000	$343,000	12/13/2012
	1.50%	12/15/2014	256,000	256,000	3/22/2012
	1.50%	12/15/2014	350,000	350,000	8/29/2012
	1.50%	12/15/2016	656,000	656,000	12/13/2013

At March 31, 2014, these securities had an aggregate market value of $1,612,811, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AIR FREIGHT & LOGISTICS—0.8%
C. H. Robinson Worldwide, Inc.	2,912	$152,560
FedEx Corp.	3,106	411,731
United Parcel Service, Inc., Class B	3,464	337,324

		901,615

AUTO COMPONENTS—0.1%
Johnson Controls, Inc.	2,111	99,893

AUTOMOBILES—1.2%
Ford Motor Co.	63,213	986,123
General Motors Co.	10,860	373,801

		1,359,924

BANKS—6.2%
BB&T Corp.	13,054	524,379
Citigroup, Inc.	22,656	1,078,425
Comerica, Inc.	4,021	208,288
Huntington Bancshares, Inc.	6,364	63,449
KeyCorp	9,408	133,970
M&T Bank Corp.	1,286	155,992
PNC Financial Services Group, Inc.	7,721	671,727
SunTrust Banks, Inc.	6,766	269,219
U.S. Bancorp	11,287	483,761
Wells Fargo & Co.	68,489	3,406,643
Zions Bancorp	4,400	136,312

		7,132,165

BEVERAGES—2.0%
Coca-Cola Co.	29,710	1,148,589
Coca-Cola Enterprises, Inc.	4,031	192,521
PepsiCo, Inc.	10,879	908,396

		2,249,506

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	185,503

BUILDING PRODUCTS—0.1%
Allegion plc	1,788	93,280

CAPITAL MARKETS—2.9%
Ameriprise Financial, Inc.	1,806	198,786
Bank of New York Mellon Corp.	14,064	496,319
BlackRock, Inc.	932	293,095
Goldman Sachs Group, Inc.	6,557	1,074,365
Invesco Ltd.	4,702	173,974
Morgan Stanley	22,811	711,019
Northern Trust Corp.	3,977	260,732
State Street Corp.	2,400	166,920

		3,375,210

CHEMICALS—2.2%
Air Products & Chemicals, Inc.	5,817	692,456
E.I. du Pont de Nemours & Co.	13,349	895,718
Ecolab, Inc.	1,616	174,512
Mosaic Co.	4,920	246,000

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
CHEMICALS—2.2%, continued
Praxair, Inc.	4,186	$548,240

		2,556,926

COMMERCIAL SERVICES & SUPPLIES—1.1%
ADT Corp.	5,046	151,128
Tyco International Ltd.	10,821	458,810
Waste Management, Inc.	14,226	598,488

		1,208,426

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	75,985	1,702,824
Motorola Solutions, Inc.	2,965	190,620

		1,893,444

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	3,272	217,424

CONSUMER FINANCE—0.9%
American Express Co.	2,374	213,731
Capital One Financial Corp.	9,400	725,304
SLM Corp.	5,903	144,506

		1,083,541

CONTAINERS & PACKAGING—0.5%
Avery Dennison Corp.	3,846	194,877
Ball Corp.	4,084	223,844
Owens-Illinois, Inc.(a)	3,065	103,689

		522,410

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	183,978

DIVERSIFIED FINANCIAL SERVICES—8.8%
Bank of America Corp.	153,220	2,635,384
Berkshire Hathaway, Inc., Class B(a)	27,382	3,421,929
CME Group, Inc.	5,240	387,813
JPMorgan Chase & Co.	55,892	3,393,203
McGraw Hill Financial, Inc.	3,488	266,134

		10,104,463

DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
AT&T, Inc.	86,318	3,027,172
CenturyLink, Inc.	10,818	355,263
Frontier Communications Corp.	32,028	182,559
Verizon Communications, Inc.	28,180	1,340,523
Windstream Holdings, Inc.	14,690	121,046

		5,026,563

ELECTRIC UTILITIES—3.7%
American Electric Power Co., Inc.	3,730	188,962
Duke Energy Corp.	14,124	1,005,911
Edison International	5,917	334,962
NextEra Energy, Inc.	8,265	790,299
Pepco Holdings, Inc.	6,469	132,485
PPL Corp.	14,801	490,505
Southern Co.	24,911	1,094,590

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
ELECTRIC UTILITIES—3.7%, continued
Xcel Energy, Inc.	8,784	$266,682

		4,304,396

ELECTRICAL EQUIPMENT—0.6%
Eaton Corp. plc	3,190	239,633
Emerson Electric Co.	7,364	491,915

		731,548

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
Corning, Inc.	35,156	731,948
Jabil Circuit, Inc.	9,905	178,290
Knowles Corp.(a)	1,741	54,963
TE Connectivity Ltd.	1,996	120,179

		1,085,380

ENERGY EQUIPMENT & SERVICES—1.8%
Baker Hughes, Inc.	2,000	130,040
Cameron International Corp.(a)	4,198	259,310
Diamond Offshore Drilling, Inc.	2,733	133,261
Ensco plc, Class A	4,030	212,703
Nabors Industries Ltd.	10,006	246,648
National Oilwell Varco, Inc.	5,916	460,679
Noble Corp. plc	5,821	190,580
Rowan Cos. plc, Class A(a)	5,585	188,103
Transocean Ltd.	4,770	197,192

		2,018,516

FOOD & STAPLES RETAILING—4.7%
Costco Wholesale Corp.	4,830	539,414
CVS Caremark Corp.	19,593	1,466,732
Kroger Co.	7,732	337,502
Safeway, Inc.	3,077	113,664
Sysco Corp.	10,383	375,138
Walgreen Co.	8,566	565,613
Wal-Mart Stores, Inc.	26,700	2,040,681

		5,438,744

FOOD PRODUCTS—3.0%
Archer-Daniels-Midland Co.	7,850	340,612
Campbell Soup Co.	5,016	225,118
ConAgra Foods, Inc.	6,460	200,454
General Mills, Inc.	8,384	434,459
Hormel Foods Corp.	5,131	252,804
Kellogg Co.	3,959	248,269
Kraft Foods Group, Inc.	10,350	580,635
Mondelez International, Inc., Class A	34,482	1,191,353

		3,473,704

GAS UTILITIES—0.4%
AGL Resources, Inc.	7,240	354,471
ONE Gas, Inc.(a)	1,853	66,578

		421,049

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
Baxter International, Inc.	2,140	157,461

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%, continued
Medtronic, Inc.	12,551	$772,389

		929,850

HEALTH CARE PROVIDERS & SERVICES—3.5%
Aetna, Inc.	6,449	483,482
Cigna Corp.	1,255	105,081
Express Scripts Holding Co.(a)	10,107	758,935
Humana, Inc.	3,560	401,283
McKesson Corp.	1,664	293,813
UnitedHealth Group, Inc.	16,767	1,374,726
WellPoint, Inc.	5,655	562,955

		3,980,275

HOTELS, RESTAURANTS & LEISURE—1.6%
Carnival Corp.	8,393	317,759
Marriott International, Inc., Class A	2,660	149,013
McDonald’s Corp.	11,860	1,162,636
Starwood Hotels & Resorts Worldwide, Inc.	1,776	141,369
Wyndham Worldwide Corp.	1,251	91,611

		1,862,388

HOUSEHOLD DURABLES—0.5%
D.R. Horton, Inc.	8,224	178,050
Newell Rubbermaid, Inc.	6,507	194,559
Whirlpool Corp.	1,522	227,478

		600,087

HOUSEHOLD PRODUCTS—1.7%
Colgate-Palmolive Co.	4,598	298,272
Procter & Gamble Co.	20,308	1,636,825

		1,935,097

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
AES Corp.	11,874	169,561
NRG Energy, Inc.	6,736	214,205

		383,766

INDUSTRIAL CONGLOMERATES—0.6%
3M Co.	4,825	654,560

INSURANCE—4.6%
ACE Ltd.	4,420	437,845
Aflac, Inc.	4,960	312,679
Allstate Corp.	8,739	494,453
American International Group, Inc.	19,597	980,046
Aon plc	2,267	191,063
Assurant, Inc.	2,924	189,943
Chubb Corp.	3,750	334,875
Cincinnati Financial Corp.	2,512	122,234
Hartford Financial Services Group, Inc.	4,990	175,997
Loews Corp.	3,484	153,470
Marsh & McLennan Cos., Inc.	5,930	292,349
MetLife, Inc.	18,363	969,566
Progressive Corp.	4,933	119,477

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
INSURANCE—4.6%, continued
Travelers Cos., Inc.	5,533	$470,858

		5,244,855

INTERNET SOFTWARE & SERVICES—0.2%
eBay, Inc.(a)	5,038	278,299

IT SERVICES—2.5%
Accenture plc, Class A	4,238	337,853
Fidelity National Information Services, Inc.	3,862	206,424
International Business Machines Corp.	9,352	1,800,167
Paychex, Inc.	3,684	156,938
Western Union Co.	10,989	179,780
Xerox Corp.	15,601	176,291

		2,857,453

LIFE SCIENCES TOOLS & SERVICES—0.1%
Thermo Fisher Scientific, Inc.	1,204	144,769

MACHINERY—2.9%
Deere & Co.	7,837	711,600
Dover Corp.	3,483	284,735
Illinois Tool Works, Inc.	3,805	309,461
Ingersoll-Rand plc	5,365	307,092
Joy Global, Inc.	1,970	114,260
PACCAR, Inc.	3,666	247,235
Parker Hannifin Corp.	3,757	449,750
Pentair Ltd.	3,600	285,624
Stanley Black & Decker, Inc.	2,540	206,350
Xylem, Inc.	10,598	385,979

		3,302,086

MEDIA—1.9%
Comcast Corp., Class A	4,325	216,336
Omnicom Group, Inc.	2,019	146,579
Time Warner Cable, Inc.	1,227	168,320
Time Warner, Inc.	4,652	303,915
Viacom, Inc., Class B	3,931	334,096
Walt Disney Co.	11,967	958,198

		2,127,444

METALS & MINING—0.7%
Newmont Mining Corp.	12,040	282,217
Nucor Corp.	9,290	469,517
United States Steel Corp.	3,907	107,872

		859,606

MULTILINE RETAIL—0.9%
Macy’s, Inc.	6,103	361,847
Target Corp.	11,166	675,655

		1,037,502

MULTI-UTILITIES—1.7%
CenterPoint Energy, Inc.	9,131	216,313
Consolidated Edison, Inc.	9,561	512,948
DTE Energy Co.	3,270	242,928

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
MULTI-UTILITIES—1.7%, continued
NiSource, Inc.	4,934	$175,305
PG&E Corp.	5,320	229,824
SCANA Corp.	4,988	255,984
Sempra Energy	2,723	263,478

		1,896,780

OIL, GAS & CONSUMABLE FUELS—10.9%
Anadarko Petroleum Corp.	1,350	114,426
Apache Corp.	9,988	828,505
Chesapeake Energy Corp.	4,157	106,502
ConocoPhillips	32,177	2,263,652
Denbury Resources, Inc.	11,999	196,784
Devon Energy Corp.	10,065	673,650
EQT Corp.	1,308	126,837
Hess Corp.	10,300	853,664
Kinder Morgan, Inc.	14,521	471,787
Marathon Oil Corp.	20,366	723,400
Marathon Petroleum Corp.	3,978	346,245
Murphy Oil Corp.	10,196	640,920
Noble Energy, Inc.	4,958	352,216
Occidental Petroleum Corp.	11,810	1,125,375
ONEOK, Inc.	7,415	439,339
Phillips 66	11,344	874,169
QEP Resources, Inc.	6,218	183,058
Southwestern Energy Co.(a)	6,594	303,390
Spectra Energy Corp.	27,629	1,020,615
Valero Energy Corp.	10,459	555,373
Williams Cos., Inc.	7,991	324,275

		12,524,182

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	265,232

PERSONAL PRODUCTS—0.2%
Avon Products, Inc.	11,182	163,704
Estee Lauder Cos., Inc., Class A	1,570	105,002

		268,706

PHARMACEUTICALS—5.6%
AbbVie, Inc.	6,888	354,043
Bristol-Myers Squibb Co.	12,729	661,272
Eli Lilly & Co.	17,087	1,005,741
Forest Laboratories, Inc.(a)	4,555	420,290
Hospira, Inc.(a)	2,583	111,715
Johnson & Johnson	26,241	2,577,653
Merck & Co., Inc.	23,311	1,323,365

		6,454,079

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
Equity Residential	3,691	214,041
General Growth Properties, Inc.	5,250	115,500
HCP, Inc.	4,327	167,844
Host Hotels & Resorts, Inc.	5,618	113,708
Plum Creek Timber Co., Inc.	2,980	125,279
Prologis, Inc.	4,597	187,696
Simon Property Group, Inc.	2,569	421,316
Vornado Realty Trust	1,493	147,150

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%, continued
Weyerhaeuser Co.	3,419	$100,348

		1,592,882

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	145,352

ROAD & RAIL—0.7%
CSX Corp.	16,936	490,636
Norfolk Southern Corp.	1,835	178,307
Ryder System, Inc.	1,959	156,563

		825,506

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
Analog Devices, Inc.	6,343	337,067
Applied Materials, Inc.	15,187	310,118
Broadcom Corp., Class A	3,700	116,476
Intel Corp.	73,958	1,908,856
NVIDIA Corp.	11,768	210,765

		2,883,282

SOFTWARE—1.9%
Adobe Systems, Inc.(a)	1,819	119,581
Autodesk, Inc.(a)	2,660	130,819
CA, Inc.	7,512	232,647
Microsoft Corp.	15,730	644,773
Oracle Corp.	26,072	1,066,605

		2,194,425

SPECIALTY RETAIL—0.6%
Home Depot, Inc.	5,942	470,190
Lowe’s Cos., Inc.	3,385	165,527
Staples, Inc.	8,050	91,287

		727,004

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
Apple, Inc.	230	123,450
EMC Corp.	23,911	655,401
Hewlett-Packard Co.	28,901	935,236

		1,714,087

TOTAL COMMON STOCKS		113,357,162

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$175,000	$175,287
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	758,500	762,146
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	192,500	193,772

TOTAL CORPORATE NOTES		1,131,205

TOTAL INVESTMENTS (Cost* $85,744,090)—99.6%		$114,488,367
Other assets in excess of liabilities — 0.4%		460,402

NET ASSETS—100%		$114,948,769

+	Variable rate security. Rates presented are the rates in effect at March 31, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$175,000	$175,000	12/13/2012
	1.50%	12/15/2014	192,500	192,500	12/30/2009
	1.50%	12/15/2014	566,000	566,000	12/10/2012
	1.50%	12/15/2016	192,500	192,500	12/13/2013

At March 31, 2014, these securities had an aggregate market value of $1,131,205, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

plc — Public Liability Company

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.5%
C. H. Robinson Worldwide, Inc.	4,879	$255,611
Expeditors International of Washington, Inc.	3,995	158,322
FedEx Corp.	4,034	534,747
United Parcel Service, Inc., Class B	13,337	1,298,757

		2,247,437

AIRLINES—0.5%
Delta Air Lines, Inc.	22,163	767,948

AUTO COMPONENTS—0.7%
Delphi Automotive plc	5,636	382,459
Johnson Controls, Inc.	15,567	736,630

		1,119,089

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	4,305	286,756

BANKS—1.5%
Citigroup, Inc.	24,287	1,156,061
Fifth Third Bancorp	13,966	320,520
U.S. Bancorp	19,296	827,027

		2,303,608

BEVERAGES—2.7%
Coca-Cola Co.	53,560	2,070,630
Monster Beverage Corp.(a)	2,421	168,138
PepsiCo, Inc.	22,533	1,881,506

		4,120,274

BIOTECHNOLOGY—5.3%
Alexion Pharmaceuticals, Inc.(a)	4,425	673,175
Amgen, Inc.	16,153	1,992,311
Biogen Idec, Inc.(a)	4,859	1,486,222
Celgene Corp.(a)	9,299	1,298,141
Gilead Sciences, Inc.(a)	31,272	2,215,934
Vertex Pharmaceuticals, Inc.(a)	4,082	288,679

		7,954,462

BUILDING PRODUCTS—0.2%
Allegion plc	1,452	75,751
Masco Corp.	7,182	159,512

		235,263

CAPITAL MARKETS—2.6%
Ameriprise Financial, Inc.	4,361	480,015
BlackRock, Inc.	2,928	920,797
Charles Schwab Corp.	25,375	693,499
Franklin Resources, Inc.	11,949	647,397
Northern Trust Corp.	4,438	290,955
State Street Corp.	4,392	305,464
T. Rowe Price Group, Inc.	8,045	662,506

		4,000,633

CHEMICALS—3.7%
Air Products & Chemicals, Inc.	5,469	651,030
E.I. du Pont de Nemours & Co.	12,928	867,469

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
CHEMICALS—3.7%, continued
Ecolab, Inc.	7,662	$827,419
LyondellBasell Industries NV, Class A	9,411	837,014
PPG Industries, Inc.	3,500	677,110
Praxair, Inc.	8,079	1,058,107
Sherwin-Williams Co.	1,830	360,748
Sigma-Aldrich Corp.	2,605	243,255

		5,522,152

COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems, Inc.	7,920	177,487
F5 Networks, Inc.(a)	1,257	134,034
Juniper Networks, Inc.(a)	8,505	219,089
QUALCOMM, Inc.	32,565	2,568,076

		3,098,686

CONSUMER FINANCE—1.5%
American Express Co.	17,687	1,592,361
Discover Financial Services	11,927	694,032

		2,286,393

CONTAINERS & PACKAGING—0.3%
Sealed Air Corp.	14,643	481,315

DIVERSIFIED FINANCIAL SERVICES—0.8%
Berkshire Hathaway, Inc., Class B(a)	2,515	314,300
IntercontinentalExchange Group, Inc.	2,047	404,958
McGraw Hill Financial, Inc.	7,028	536,236

		1,255,494

DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
Verizon Communications, Inc.	29,493	1,402,982

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	197,933

ELECTRICAL EQUIPMENT—1.3%
Emerson Electric Co.	11,472	766,329
Rockwell Automation, Inc.	5,547	690,879
Roper Industries, Inc.	4,143	553,132

		2,010,340

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	464,941

ENERGY EQUIPMENT & SERVICES—2.4%
Cameron International Corp.(a)	4,337	267,896
Diamond Offshore Drilling, Inc.	5,939	289,586
Ensco plc, Class A	5,092	268,756
National Oilwell Varco, Inc.	5,463	425,404
Rowan Cos. plc, Class A(a)	6,620	222,962
Schlumberger Ltd.	21,941	2,139,247

		3,613,851

FOOD & STAPLES RETAILING—0.8%
Costco Wholesale Corp.	1,796	200,577

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
FOOD & STAPLES RETAILING—0.8%, continued
Walgreen Co.	8,212	$542,238
Wal-Mart Stores, Inc.	2,244	171,509
Whole Foods Market, Inc.	4,929	249,950

		1,164,274

FOOD PRODUCTS—1.3%
Campbell Soup Co.	5,670	254,469
Hershey Co.	3,634	379,389
Kellogg Co.	4,846	303,893
Kraft Foods Group, Inc.	5,576	312,814
Mead Johnson Nutrition Co.	4,013	333,641
Mondelez International, Inc., Class A	11,813	408,139

		1,992,345

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	280,296

HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
Baxter International, Inc.	11,801	868,318
Boston Scientific Corp.(a)	32,126	434,343
Covidien plc	8,857	652,407
Edwards Lifesciences Corp.(a)	2,620	194,325
Intuitive Surgical, Inc.(a)	511	223,813
Medtronic, Inc.	13,250	815,405
Stryker Corp.	5,228	425,925
Zimmer Holdings, Inc.	2,886	272,958

		3,887,494

HEALTH CARE PROVIDERS & SERVICES—0.6%
DaVita HealthCare Partners, Inc.(a)	4,292	295,504
Express Scripts Holding Co.(a)	3,025	227,147
UnitedHealth Group, Inc.	3,826	313,694

		836,345

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	463,163

HOTELS, RESTAURANTS & LEISURE—2.5%
Chipotle Mexican Grill, Inc.(a)	790	448,759
Marriott International, Inc., Class A	5,438	304,637
McDonald’s Corp.	9,061	888,250
Starbucks Corp.	15,692	1,151,479
Starwood Hotels & Resorts Worldwide, Inc.	6,087	484,525
Yum! Brands, Inc.	6,767	510,164

		3,787,814

HOUSEHOLD DURABLES—0.1%
Whirlpool Corp.	761	113,739

HOUSEHOLD PRODUCTS—2.5%
Colgate-Palmolive Co.	11,452	742,891
Kimberly-Clark Corp.	8,229	907,247
Procter & Gamble Co.	26,136	2,106,562

		3,756,700

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	13,321	$1,807,127

INSURANCE—1.4%
Aflac, Inc.	4,154	261,868
Aon plc	5,036	424,434
Chubb Corp.	4,619	412,477
Prudential Financial, Inc.	9,822	831,432
Travelers Cos., Inc.	2,642	224,834

		2,155,045

INTERNET & CATALOG RETAIL—2.6%
Amazon.com, Inc.(a)	6,436	2,165,843
Expedia, Inc.	2,388	173,130
Netflix, Inc.(a)	1,218	428,772
priceline.com, Inc.(a)	1,030	1,227,647

		3,995,392

INTERNET SOFTWARE & SERVICES—6.3%
Akamai Technologies, Inc.(a)	5,069	295,067
eBay, Inc.(a)	16,367	904,113
Facebook, Inc., Class A(a)	28,843	1,737,502
Google, Inc., Class A(a)	5,029	5,604,871
VeriSign, Inc.(a)	5,480	295,427
Yahoo!, Inc.(a)	17,787	638,553

		9,475,533

IT SERVICES—5.4%
Accenture plc, Class A	7,994	637,282
Automatic Data Processing, Inc.	11,012	850,787
Cognizant Technology Solutions Corp., Class A(a)	11,980	606,308
Fiserv, Inc.(a)	5,400	306,126
International Business Machines Corp.	8,636	1,662,343
Mastercard, Inc., Class A	22,680	1,694,196
Paychex, Inc.	5,970	254,322
Visa, Inc., Class A	10,194	2,200,477

		8,211,841

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	323,497
Thermo Fisher Scientific, Inc.	6,472	778,194

		1,101,691

MACHINERY—1.2%
Deere & Co.	6,049	549,249
Illinois Tool Works, Inc.	8,492	690,654
Ingersoll-Rand plc	4,358	249,452
Parker Hannifin Corp.	2,984	357,215

		1,846,570

MEDIA—7.0%
CBS Corp., Class B	13,368	826,142
Comcast Corp., Class A	48,948	2,448,379
DIRECTV(a)	11,407	871,723
Discovery Communications, Inc., Class A(a)	6,791	561,616

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
MEDIA—7.0%, continued
Gannett Co., Inc.	6,184	$170,678
Omnicom Group, Inc.	8,439	612,671
Time Warner Cable, Inc.	6,397	877,541
Time Warner, Inc.	18,203	1,189,202
Viacom, Inc., Class B	10,061	855,084
Walt Disney Co.	27,439	2,197,041

		10,610,077

MULTILINE RETAIL—0.2%
Dollar Tree, Inc.(a)	3,712	193,692
Target Corp.	2,531	153,151

		346,843

OIL, GAS & CONSUMABLE FUELS—3.9%
ConocoPhillips	6,128	431,105
EOG Resources, Inc.	6,935	1,360,439
EQT Corp.	4,010	388,850
Hess Corp.	3,235	268,117
Kinder Morgan, Inc.	9,393	305,179
Marathon Oil Corp.	7,281	258,621
Murphy Oil Corp.	3,439	216,175
Noble Energy, Inc.	7,778	552,549
Phillips 66	3,335	256,995
Pioneer Natural Resources Co.	4,090	765,403
Southwestern Energy Co.(a)	5,272	242,565
Spectra Energy Corp.	14,393	531,677
Williams Cos., Inc.	8,576	348,014

		5,925,689

PHARMACEUTICALS—6.5%
AbbVie, Inc.	29,064	1,493,890
Actavis plc(a)	3,223	663,455
Allergan, Inc./United States	4,698	583,022
Bristol-Myers Squibb Co.	22,468	1,167,213
Eli Lilly & Co.	7,061	415,610
Johnson & Johnson	31,098	3,054,756
Merck & Co., Inc.	28,494	1,617,604
Mylan, Inc.(a)	8,313	405,924
Perrigo Co. plc	2,823	436,605

		9,838,079

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	264,998

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.9%
American Tower Corp.	10,594	867,331
Crown Castle International Corp.	7,430	548,185
Public Storage	3,142	529,396
Simon Property Group, Inc.	5,204	853,456
Weyerhaeuser Co.	4,274	125,442

		2,923,810

ROAD & RAIL—1.7%
Kansas City Southern	2,586	263,927
Norfolk Southern Corp.	7,484	727,220

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
ROAD & RAIL—1.7%, continued
Union Pacific Corp.	8,531	$1,600,928

		2,592,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Altera Corp.	5,948	215,555
Analog Devices, Inc.	5,281	280,632
Broadcom Corp., Class A	6,525	205,407
Intel Corp.	15,257	393,783
Micron Technology, Inc.(a)	26,722	632,243
Texas Instruments, Inc.	18,499	872,228

		2,599,848

SOFTWARE—6.2%
Adobe Systems, Inc.(a)	5,512	362,359
Autodesk, Inc.(a)	4,626	227,507
Citrix Systems, Inc.(a)	3,452	198,248
Intuit, Inc.	6,883	535,016
Microsoft Corp.	130,802	5,361,574
Oracle Corp.	41,356	1,691,874
Red Hat, Inc.(a)	3,075	162,913
Salesforce.com, Inc.(a)	12,396	707,688
Symantec Corp.	10,288	205,451

		9,452,630

SPECIALTY RETAIL—3.0%
Bed Bath & Beyond, Inc.(a)	2,655	182,664
Gap, Inc.	3,876	155,272
Home Depot, Inc.	20,901	1,653,896
Lowe’s Cos., Inc.	17,846	872,669
O’Reilly Automotive, Inc.(a)	1,963	291,290
Ross Stores, Inc.	4,571	327,055
TJX Cos., Inc.	16,661	1,010,490

		4,493,336

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
Apple, Inc.	15,715	8,434,869
EMC Corp.	7,874	215,826
NetApp, Inc.	6,524	240,736
SanDisk Corp.	4,838	392,797
Western Digital Corp.	4,218	387,297

		9,671,525

TEXTILES, APPAREL & LUXURY GOODS—1.5%
Coach, Inc.	6,796	337,489
Fossil Group, Inc.(a)	1,418	165,353
NIKE, Inc., Class B	12,530	925,466
Ralph Lauren Corp.	1,097	176,540
VF Corp.	11,858	733,773

		2,338,621

TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	3,809	187,860

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
TRADING COMPANIES & DISTRIBUTORS—0.3%, continued
W.W. Grainger, Inc.	1,104	$278,937

		466,797

TOTAL COMMON STOCKS		149,769,254

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$453,000	453,743
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	135,000	135,221
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	175,000	175,841
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	230,000	231,520
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	566,000	569,740

TOTAL CORPORATE NOTES		1,566,065

TOTAL INVESTMENTS (Cost* $105,280,289)—99.9%		$151,335,319
Other assets in excess of liabilities — 0.1%		206,025

NET ASSETS—100%		$151,541,344

+	Variable rate security. Rates presented are the rates in effect at March 31, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$453,000	$453,000	12/13/2012
	1.00%	11/30/2016	135,000	135,000	11/29/2013
	1.50%	12/15/2014	75,000	75,000	9/12/2011
	1.50%	12/15/2014	100,000	100,000	8/29/2012
	1.50%	11/30/2016	230,000	230,000	11/29/2013
	1.50%	12/15/2016	566,000	566,000	12/13/2013

At March 31, 2014, these securities had an aggregate market value of $1,566,065, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.8%
AEROSPACE & DEFENSE—1.3%
Hexcel Corp.(a)	22,715	$989,011

AUTO COMPONENTS—0.8%
Dorman Products, Inc.(a)	10,375	612,747

AUTOMOBILES—2.5%
Thor Industries, Inc.	19,190	1,171,742
Winnebago Industries, Inc.(a)	26,580	728,026

		1,899,768

BANKS—10.9%
BancorpSouth, Inc.	46,353	1,156,971
Columbia Banking System, Inc.	34,470	983,084
Community Bank System, Inc.	25,640	1,000,473
First Horizon National Corp.	73,440	906,250
Hancock Holding Co.	18,630	682,789
Hanmi Financial Corp.	24,975	581,918
Home Bancshares, Inc.	33,750	1,161,675
Prosperity Bancshares, Inc.	12,255	810,668
Texas Capital Bancshares, Inc.(a)	17,035	1,106,253

		8,390,081

BIOTECHNOLOGY—1.2%
Exact Sciences Corp.(a)	67,150	951,515

BUILDING PRODUCTS—1.6%
Armstrong World Industries, Inc.(a)	11,087	590,383
PGT, Inc.(a)	56,272	647,690

		1,238,073

CAPITAL MARKETS—2.6%
Evercore Partners, Inc., Class A	14,885	822,396
HFF, Inc., Class A	35,830	1,204,247

		2,026,643

CHEMICALS—1.2%
PolyOne Corp.	25,840	947,294

COMMUNICATIONS EQUIPMENT—3.8%
Ciena Corp.(a)	45,200	1,027,848
Infinera Corp.(a)	73,910	671,103
Ruckus Wireless, Inc.(a)	50,845	618,275
Sonus Networks, Inc.(a)	174,175	586,970

		2,904,196

CONSTRUCTION & ENGINEERING—1.0%
Primoris Services Corp.	25,070	751,599

CONSTRUCTION MATERIALS—1.0%
Headwaters, Inc.(a)	59,590	787,184

CONTAINERS & PACKAGING—1.2%
Greif, Inc., Class A	17,615	924,611

	SHARES	FAIR VALUE
COMMON STOCKS—93.8%, continued
DISTRIBUTORS—1.3%
Pool Corp.	16,315	$1,000,436

DIVERSIFIED CONSUMER SERVICES—2.1%
DeVry Education Group, Inc.	13,985	592,824
Hillenbrand, Inc.	31,385	1,014,677

		1,607,501

DIVERSIFIED FINANCIAL SERVICES—1.1%
MarketAxess Holdings, Inc.	13,985	828,192

ELECTRICAL EQUIPMENT—1.4%
Franklin Electric Co., Inc.	24,900	1,058,748

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
Belden, Inc.	18,655	1,298,388
Coherent, Inc.(a)	11,060	722,771

		2,021,159

ENERGY EQUIPMENT & SERVICES—0.7%
Atwood Oceanics, Inc.(a)	10,855	546,983

FOOD & STAPLES RETAILING—0.7%
Chefs’ Warehouse, Inc.(a)	23,530	503,542

HEALTH CARE EQUIPMENT & SUPPLIES—6.5%
CONMED Corp.	12,585	546,818
Cyberonics, Inc.(a)	15,315	999,304
Cynosure, Inc., Class A(a)	21,618	633,408
DexCom, Inc.(a)	26,000	1,075,360
Endologix, Inc.(a)	54,090	696,138
Spectranetics Corp.(a)	34,572	1,047,877

		4,998,905

HEALTH CARE PROVIDERS & SERVICES—4.0%
Acadia Healthcare Co., Inc.(a)	15,085	680,635
MWI Veterinary Supply, Inc.(a)	7,420	1,154,700
Team Health Holdings, Inc.(a)	27,310	1,222,123

		3,057,458

HOTELS, RESTAURANTS & LEISURE—1.8%
Bloomin’ Brands, Inc.(a)	25,830	622,503
Orient-Express Hotels Ltd., Class A(a)	55,059	793,400

		1,415,903

INDUSTRIAL CONGLOMERATES—0.8%
Raven Industries, Inc.	18,550	607,513

INTERNET SOFTWARE & SERVICES—2.1%
Intralinks Holdings, Inc.(a)	58,189	595,274
LogMeIn, Inc.(a)	22,845	1,025,512

		1,620,786

IT SERVICES—4.1%
Acxiom Corp.(a)	37,490	1,289,469
Euronet Worldwide, Inc.(a)	23,270	967,799

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.8%, continued
IT SERVICES—4.1%, continued
Sapient Corp.(a)	53,690	$915,951

		3,173,219

LEISURE PRODUCTS—0.6%
Arctic Cat, Inc.	10,215	488,175

MACHINERY—5.8%
Actuant Corp., Class A	24,855	848,799
Barnes Group, Inc.	25,530	982,139
Chart Industries, Inc.(a)	6,955	553,270
Harsco Corp.	24,430	572,395
Manitowoc Co., Inc.	31,440	988,788
TriMas Corp.(a)	16,291	540,861

		4,486,252

MARINE—0.9%
Diana Shipping, Inc.(a)	57,620	690,864

MEDIA—2.2%
Cinemark Holdings, Inc.	13,710	397,727
EW Scripps Co., Class A(a)	34,555	612,315
Loral Space & Communications, Inc.(a)	9,800	693,154

		1,703,196

METALS & MINING—2.0%
Carpenter Technology Corp.	9,970	658,419
Commercial Metals Co.	45,765	864,043

		1,522,462

OIL, GAS & CONSUMABLE FUELS—3.8%
Athlon Energy, Inc.(a)	35,324	1,252,236
Bill Barrett Corp.(a)	13,985	358,016
Kodiak Oil & Gas Corp.(a)	52,970	643,056
Sanchez Energy Corp.(a)	23,633	700,245

		2,953,553

PHARMACEUTICALS—1.6%
Akorn, Inc.(a)	54,482	1,198,604

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Kennedy-Wilson Holdings, Inc.	26,510	596,740

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Rambus, Inc.(a)	72,135	775,451

SOFTWARE—7.0%
ACI Worldwide, Inc.(a)	17,535	1,037,897
Allot Communications Ltd.(a)	36,435	490,415
Aspen Technology, Inc.(a)	22,515	953,735
Bottomline Technologies de, Inc.(a)	27,940	982,091
Interactive Intelligence Group, Inc.(a)	18,155	1,316,237
Mentor Graphics Corp.	28,130	619,423

		5,399,798

	SHARES	FAIR VALUE
COMMON STOCKS—93.8%, continued
SPECIALTY RETAIL—1.4%
Guess?, Inc.	25,210	$695,796
Pier 1 Imports, Inc.	20,105	379,582

		1,075,378

TEXTILES, APPAREL & LUXURY GOODS—4.7%
Kate Spade & Co.(a)	15,645	580,273
Movado Group, Inc.	11,195	509,932
Oxford Industries, Inc.	12,285	960,687
Skechers U.S.A., Inc., Class A(a)	21,945	801,871
Wolverine World Wide, Inc.	28,100	802,255

		3,655,018

THRIFTS & MORTGAGE FINANCE—0.7%
Capitol Federal Financial, Inc.	46,040	577,802

TRADING COMPANIES & DISTRIBUTORS—3.0%
Applied Industrial Technologies, Inc.	16,435	792,824
MRC Global, Inc.(a)	19,935	537,448
WESCO International, Inc.(a)	12,145	1,010,707

		2,340,979

TOTAL COMMON STOCKS		72,327,339

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	$280,000	280,459
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	276,322
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	195,000	196,289

TOTAL CORPORATE NOTES		753,070

TOTAL INVESTMENTS (Cost* $51,997,598)—94.8%		$73,080,409
Other assets in excess of liabilities — 5.2%		4,042,165

NET ASSETS—100%		$77,122,574

+	Variable rate security. Rates presented are the rates in effect at March 31, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	11/30/2016	$280,000	$280,000	11/29/2013
	1.50%	12/15/2014	75,000	75,000	9/12/2011
	1.50%	12/15/2014	200,000	200,000	8/29/2012
	1.50%	11/30/2016	195,000	195,000	11/29/2013

At March 31, 2014, these securities had an aggregate market value of $753,070, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 69.5%
Praxis Intermediate Income Fund, Class I (a)	1,240,226	$12,823,935

EQUITY FUND — 30.6%
Praxis Growth Index Fund, Class I (a)	122,391	1,884,814
Praxis International Index Fund, Class I (a)	131,426	1,400,997
Praxis Small Cap Fund, Class I (a)	32,369	456,086
Praxis Value Index Fund, Class I (a)	167,381	1,916,515

		5,658,412

TOTAL MUTUAL FUNDS		18,482,347

TOTAL INVESTMENTS (Cost* $17,073,552)—100.1%		$18,482,347
Liabilities in excess of other assets — (0.1)%		(24,861)

NET ASSETS—100%		$18,457,486

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 39.4%
Praxis Intermediate Income Fund, Class I (a)	2,075,490	$21,460,571

EQUITY FUND — 60.7%
Praxis Growth Index Fund, Class I (a)	627,475	9,663,115
Praxis International Index Fund, Class I (a)	769,479	8,202,643
Praxis Small Cap Fund, Class I (a)	379,342	5,344,932
Praxis Value Index Fund, Class I (a)	858,775	9,832,969

		33,043,659

TOTAL MUTUAL FUNDS		54,504,230

TOTAL INVESTMENTS (Cost* $45,572,052)—100.1%		$54,504,230
Liabilities in excess of other assets — (0.1)%		(51,638)

NET ASSETS—100%		$54,452,592

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 19.6%
Praxis Intermediate Income Fund, Class I (a)	886,349	$9,164,850

EQUITY FUND — 80.5%
Praxis Growth Index Fund, Class I (a)	688,913	10,609,253
Praxis International Index Fund, Class I (a)	884,163	9,425,179
Praxis Small Cap Fund, Class I (a)	486,135	6,849,639
Praxis Value Index Fund, Class I (a)	935,387	10,710,177

		37,594,248

TOTAL MUTUAL FUNDS		46,759,098

TOTAL INVESTMENTS (Cost* $36,756,866)—100.1%		$46,759,098
Liabilities in excess of other assets — (0.1)%		(48,978)

NET ASSETS—100%		$46,710,120

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

March 31, 2014 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2014, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2014, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2014, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$15,265,637	$—	$15,265,637
Commercial Mortgage Backed Securities	—	19,167,167	—	19,167,167
Corporate Bonds	—	133,182,216	—	133,182,216
Corporate Notes	—	—	3,891,739	3,891,739
Foreign Bonds	—	4,623,685	—	4,623,685
Investment Companies	4,046,096	—	—	4,046,096
Municipal Bonds	—	12,754,363	—	12,754,363
U.S. Government Agencies	—	168,864,965	—	168,864,965

Total Investments	$4,046,096	$353,858,033	$3,891,739	$361,795,868

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2013	$3,896,087
Proceeds from Maturities	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(4,348)

Balance as of March 31, 2014	$3,891,739

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$3,891,739	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$3,891,739

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$165,196,471	$—	$—	$165,196,471
Corporate Notes	—	—	1,612,811	1,612,811

Total Investments	$165,196,471	$—	$1,612,811	$166,809,282

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2013	$1,614,759
Proceeds from Maturities	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,948)

Balance as of March 31, 2014	$1,612,811

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,612,811	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,612,811

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$113,357,162	$—	$—	$113,357,162
Corporate Notes	—	—	1,131,205	1,131,205

Total Investments	$113,357,162	$—	$1,131,205	$114,488,367

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2013	$1,133,074
Proceeds from Maturities	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,869)

Balance as of March 31, 2014	$1,131,205

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,131,205	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,131,205

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$149,769,254	$—	$—	$149,769,254
Corporate Notes	—	—	1,566,065	1,566,065

Total Investments	$149,769,254	$—	$1,566,065	$151,335,319

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2013	$1,567,335
Proceeds from Maturities	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,270)

Balance as of March 31, 2014	$1,566,065

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,566,065	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,566,065

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$72,327,339	$—	$—	$72,327,339
Corporate Notes	—	—	753,070	753,070

Total Investments	$72,327,339	$—	$753,070	$73,080,409

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2013	$753,968
Proceeds from Maturities	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(898)

Balance as of March 31, 2014	$753,070

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$753,070	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$753,070

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$18,482,347	$—	$—	$18,482,347

Total Investments	$18,482,347	$—	$—	$18,482,347

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$54,504,230	$—	$—	$54,504,230

Total Investments	$54,504,230	$—	$—	$54,504,230

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$46,759,098	$—	$—	$46,759,098

Total Investments	$46,759,098	$—	$—	$46,759,098

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2014.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”). Assets raised through offerings of ECI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in ECI-Notes. ECI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2014:

	Intermediate	International	Value
	Income Fund	Index Fund	Index Fund
Tax cost of portfolio investments	$352,908,663	$140,817,323	$85,744,090

Gross unrealized appreciation	12,611,086	32,478,475	29,177,882
Gross unrealized depreciation	(3,723,881)	(6,486,516)	(433,605)

Net unrealized appreciation (depreciation)	8,887,205	25,991,959	28,744,277

	Growth	Small
	Index Fund	Cap Fund
Tax cost of portfolio investments	$105,280,289	$51,997,598
Gross unrealized appreciation	46,624,289	21,733,635
Gross unrealized depreciation	(569,259)	(650,824)

Net unrealized appreciation (depreciation)	46,055,030	21,082,811

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$17,073,552	$45,572,052	$36,756,866

Gross unrealized appreciation	1,461,131	9,063,100	10,073,515
Gross unrealized depreciation	(52,336)	(130,922)	(71,283)

Net unrealized appreciation (depreciation)	1,408,795	8,932,178	10,002,232

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2014 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)    The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
May 28, 2014

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 28, 2014